Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenue
Other operating revenues	$ 70,851	$ 52,330	$ 43,538
Total operating revenue	3,617,822	3,446,198	3,457,004
Operating expenses
Fuel	932,251	949,309	995,862
Wages, salaries, benefits and other employees’ expenses	501,979	470,644	436,526
Passenger servicing	105,233	109,243	89,146
Airport facilities and handling charges	270,041	252,798	221,878
Sales and distribution	208,289	207,968	227,171
Maintenance, materials and repairs	156,741	105,936	132,531
Depreciation and amortization	365,136	330,710	306,114
Flight operations	141,276	129,520	109,892
Other operating and administrative expenses, net	117,916	137,119	130,656
Total operating expenses	2,798,862	2,693,247	2,649,776
Operating profit	818,960	752,951	807,228
Non-operating income (expense)
Finance cost	(98,393)	(84,493)	(158,216)
Finance income	62,592	58,912	50,208
(Loss) gain on foreign currency fluctuations	(4,633)	(33,991)	3,076
Net change in fair value of derivatives	(4,325)	4,469	(98,347)
Other net non-operating income (expense)	1,409	7,940	7,153
Total non-operating income (expense)	(43,350)	(47,163)	(196,126)
Profit before taxes	775,610	705,788	611,102
Income tax expense	(103,962)	(97,674)	(97,005)
Net profit	$ 671,648	$ 608,114	$ 514,097
Earnings per share
Basic (in dollars per share)	$ 16.28	$ 14.55	$ 12.78
Diluted (in dollars per share)	$ 16.28	$ 14.55	$ 12.78
Passenger revenue
Operating revenue
Revenue from contracts with customers	$ 3,431,253	$ 3,293,361	$ 3,316,361
Cargo and mail revenue
Operating revenue
Revenue from contracts with customers	$ 115,718	$ 100,507	$ 97,105